Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 9: Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available to the chief operating decision maker, or decision-making group, in assessing performance and allocating resources. The Company has two operating segments: the design and manufacture of wastewater treatment systems and the development of carbon reducing clean energy technologies. The Company currently generates almost all of its revenues from the sale and application of its water treatment technologies. Revenues from its clean energy technologies have been limited to grants received from governmental and other agencies for continued development.

In 2009, the Company established BTCC, a joint venture with Babcock Power Development, LLC, for the purpose of developing and commercializing the Company’s clean energy technology. This joint venture is currently in the dissolution process. In March 2012, the Company established UPA to work with partners and stakeholders to develop and commercialize its pressurized oxycombustion technology, and in July 2012, Itea acquired a 50% ownership interest in UPA, making it a joint venture.

As discussed in Note 4, the Company received a $900,000 contract from UPA to build a bench-scale “flameless” combustion reactor under UPA’s grant from the Department of Energy. The Company recorded revenues totaling $157,000 and cost of sales totaling $123,000 related to this contract in the first quarter of 2013. All other financial information presented in these financial statements relates to the Company’s water treatment technologies.

The Company’s operations are currently conducted solely in the United States. While the Company has begun marketing and selling its products in South America, Asia and Europe, the Company has not generated any revenues from such activities. The Company will continue to evaluate how its business is managed and, as necessary, adjust the segment reporting accordingly.

Note 12: Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available to the chief operating decision maker, or decision-making group, in assessing performance and allocating resources. As stated in Note 1, the Company markets and develops advanced municipal and industrial wastewater treatment and carbon reducing clean energy technologies. The Company currently generates all of its revenues from the sale and application of its water treatment technologies. Revenues from its clean energy technologies have been limited to grants received from governmental and other agencies for continued development. The Company’s efforts to develop and commercialize its clean energy technologies are discussed in Note 4. Separate disclosure of financial information related to the Company’s clean energy technologies is not required, as all operating activity is captured in the Company’s joint venture. The financial information presented in these financial statements represents all the material financial information related to the Company’s water treatment technologies as the sole reportable segment.

The Company’s operations are currently conducted solely in the United States. The Company will continue to evaluate how its business is managed and, as necessary, adjust the segment reporting accordingly.